Related parties (Detail 1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments		$ 32		$ 33		$ 35
Incentive awards - cash		38		30		24
Annual incentive award under DCCP		34		39		36
Employer's contributions to retirement benefit plans		4		3		3
Benefits in kind, fringe benefits (at market value)		1		2		1
Share-based compensation		76		65		63
Total	SFr 153	$ 184	SFr 151	$ 172	SFr 147	$ 162
Applicable performance award currency exchange rate	0.83	0.83	0.88	0.88	0.91	0.91